SHARE CAPITAL - Summary of warrants (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2024 shares $ / shares
Pre-funded warrants
Number of Warrants
Outstanding (in shares) | shares	0
Outstanding (in shares) | shares	3,040,250
Issued (in shares) | shares	4,605,500
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	(1,565,250)
Outstanding (in shares) | shares	3,040,250
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | shares	3,040,250
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 0
Outstanding (in CAD per share) | $ / shares	0.00001
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0.00001
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0.00001
Outstanding (in CAD per share) | $ / shares	0.00001
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in CAD per share) | $ / shares	$ 0.00001
Common Share Purchase Warrants
Number of Warrants
Outstanding (in shares) | shares	2,796,197
Outstanding (in shares) | shares	12,205,335	2,796,197
Issued (in shares) | shares	9,409,138
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	0
Outstanding (in shares) | shares	12,205,335
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | shares	12,205,335
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 16.72
Outstanding (in CAD per share) | $ / shares	10.11	$ 16.72
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	8.14
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0
Outstanding (in CAD per share) | $ / shares	10.11
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in CAD per share) | $ / shares	$ 10.11